Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Intangible Assets [Abstract]
Balance as of January 1	[1]	$ 6,755	$ 6,787
Amortization		(772)	(743)
Balance as of December 31	[1]	$ 5,983	$ 6,755

[1]	Presented according to the change in the Company's functional and presentation currency from NIS to U.S. dollars, effective January 1, 2018. See note 1.E.